TAXES ON INCOME (Shedule of Unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxes On Income Shedule Of Unrecognized Tax Benefits Details
Beginning balance	$ 543	$ 448
Change in unrecognized tax benefits with respect to uncertain tax positions:	155	95
Ending Balance	$ 698	$ 543